Exhibit 99.1

Flint Hills 2016-1, Ltd.
Clifton House, 75 Fort Street
P.O. Box 1350
Grand Cayman, KY1-1108
Cayman Islands
Re: Flint Hills 2016-1, Ltd. (formerly known as 1892 Term Financing 2016-1, Ltd.) Agreed-Upon Procedures
In reference to our discussion with you, we are amending our report to you dated 13 June 2016 (the “Original Pricing Cut-off Date Comparison AUP Report”), which describes the agreed-upon procedures we performed relating to the comparison of certain information relating to the Collateral Obligations (as defined in the Original Pricing Cut-off Date Comparison AUP Report). Per your request, we are amending our report (the “Revised Pricing Cut-off Date Comparison AUP Report”) solely to reflect the name change of the Issuer (effective 14 June 2016).
It is our understanding that all recipients of the Original Pricing Cut-off Date Comparison AUP Report have been informed that the references to “1892 Term Financing 2016-1, Ltd.” on the Original Pricing Cut-off Date Comparison AUP Report have been changed to “Flint Hills 2016-1, Ltd.” to reflect the name change of the Issuer.
Furthermore, we understand that you have determined that only the Revised Pricing Cut-off Date Comparison AUP Report, and not the Original Pricing Cut-off Date Comparison AUP Report, will be referenced on or attached to Form ABS 150 which will be furnished for the transaction onto the SEC EDGAR system as required under SEC Rule l5Ga-2. We request that you and any other recipients of the Original Pricing Cut-off Date Comparison AUP Report dispose of, or delete, any paper or electronic versions of, or any emails containing, the Original Pricing Cut-off Date Comparison AUP Report.
Yours truly,

Flint Hills 2016-1, Ltd.
(formerly known as 1892 Term Financing 2016-1, Ltd.)
Report to:
Flint Hills 2016-1, Ltd.

Ernst & Young LLP
5 Times Square
New York, New York 10036
Tel: +1 (212) 773-3000 www.ey.com
Report of Independent Accountants on Applying Agreed-Upon Procedures
Flint Hills 2016-1, Ltd.
(formerly known as 1892 Term Financing 2016-1, Ltd.)
c/o Estera Trust (Cayman) Ltd.
Clifton House, 75 Fort Street
P.O. Box 1350
Grand Cayman, KY1-1108
Cayman Islands
Re:         Flint Hills 2016-1, Ltd.
We have performed the procedures enumerated in Attachment A, which were agreed to by the addressee of this report, Security Benefit Life Insurance Company (“SBLIC”) and BedRok Securities LLC (the “Specified Parties”), solely to assist Flint Hills 2016-1, Ltd. (the “Issuer” and formerly known as 1892 Term Financing 2016-1, Ltd.) in evaluating the accuracy of certain information with respect to the Issuer’s portfolio of senior secured loans and second lien loans (the “Collateral Obligations”) on electronic data files and related decodes prepared by Cortland Capital Market Services LLC (the “Servicer”), on behalf of the Issuer, pursuant to an indenture to be entered into among the Issuer and U.S. Bank National Association (the “Trustee”), a draft copy of which we received from the Servicer dated 9 June 2016 (the “Draft Indenture”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.
Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Draft Indenture.
The procedures performed and our associated findings are included in Attachment A.
For the purpose of the procedures described in this report, the Servicer, on behalf of the Issuer, provided us with the following information:
a. Electronic data files and related decodes that contain information on the Collateral Obligations as of 9 June 2016 (the “Pricing Cut-off Date”), certain information of which we printed and attached as Exhibit 1 to Attachment A,
b. A copy of the Draft Indenture,
c. Copies of certain Collateral Obligations’ preliminary or final credit agreements and amendments or supplements thereto (each, a “Credit Agreement”),
d. Copies of certain Collateral Obligations’ rate set notices (each, a “Rate Set Notice”) and
e. A copy of a screenshot that the Servicer obtained from a third party vendor’s website that contained information on a certain Collateral Obligation (a “Third Party Screenshot”).

For the purpose of the procedures described in this report, SBLIC, on behalf of the Issuer, provided us with instructions, assumptions and methodologies (the “Assumptions”), which we summarized on the attached Exhibit 2 to Attachment A.
The information provided by the Servicer and SBLIC, on behalf of the Issuer, is collectively referred to herein as the “Source Documents.”
The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Pricing Date Data Files (as defined on Attachment A). The Issuer is responsible for the information contained in the Pricing Date Data Files (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and Exhibit 2 to Attachment A and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Pricing Date Data Files (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion as to: (a) the existence of the Collateral Obligations, (b) questions of legal or tax interpretation, (c) the sufficiency of the requirements of the Draft Indenture, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Draft Indenture, (e) the accuracy, completeness or reasonableness of the information provided to us by the Servicer, on behalf of the Issuer, (f) the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and information provided to us by SBLIC, on behalf of the Issuer, (g) the accuracy of the information obtained from a third party data, news and analytics vendor (the “Data Vendor”), (h) the accuracy of the information obtained from Standard & Poor’s Rating Services or their website (“S&P”), (i) the accuracy of the information obtained from Moody’s Investors Service or their website (“Moody’s”), (j) the accuracy of the information obtained from Fitch Ratings or their website (“Fitch”) or (k) the accuracy of the information obtained from Morningstar Credit Ratings or their website (“Morningstar”). This report does not constitute a legal determination as to the Issuer’s compliance with the Draft Indenture’s specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.
We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:
a. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or
b. Making any findings with respect to:
i. Whether the origination of the Collateral Obligations conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii. The value of the collateral securing the Collateral Obligations,
iii. Whether the originator of the Collateral Obligations complied with federal, state or local laws or regulations or
iv. Any other factor or characteristic of the Collateral Obligations that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.
This report is intended solely for the use of the Specified Parties and is not intended and should not be used by anyone other than these Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in this report as Specified Parties.
/s/ Ernst & Young LLP
13 June 2016
(except for the reference to the name of the Issuer which changed, as to which the date is 14 June 2016)

Background
For the purpose of the procedures described in this Attachment A, the Draft Indenture relates to the Issuer’s Class A Senior Secured Floating Rate Notes (the “Class A Notes”), Class B Senior Secured Floating Rate Notes (the “Class B Notes”), Class C Secured Deferrable Floating Rate Notes (the “Class C Notes”), Class D Secured Deferrable Floating Rate Notes (the “Class D Notes”), Class E Secured Deferrable Floating Rate Notes (the “Class E Notes”), and Class F Secured Deferrable Floating Rate Notes (the “Class F Notes” and, collectively with Class A Notes, Class B Notes, Class C Notes, Class D Notes and Class E Notes, the “Secured Notes”) and the Issuer’s Subordinated Notes (the “Subordinated Notes” and, together with the Secured Notes, the “Notes”).
SBLIC, on behalf of the Issuer, indicated that the Collateral Obligations on the Pricing Date Data Files (as defined herein) represent the Collateral Obligations that the Issuer is expected to purchase by the Closing Date (as defined in the Draft Indenture). Furthermore, SBLIC, on behalf of the Issuer, indicated that the Collateral Obligations ultimately purchased on the Closing Date may not include all the Collateral Obligations listed on the Pricing Date Data Files (as defined herein) and may include other Collateral Obligations acquired after the Pricing Cut-off Date (as defined herein). The procedures we performed were limited to comparing certain information on the Collateral Obligations on the Pricing Date Data Files (as defined herein).

Procedures we performed and our associated findings
The procedures we performed and our associated findings were as follows:
1. We obtained from the Servicer, on behalf of the Issuer, electronic data files and related decodes containing information on the Collateral Obligations as of the Pricing Cut-off Date. We compared the Characteristics and Derived Characteristics indicated below, as shown on these electronic data files, to the corresponding information on the Source Documents, Data Sources (as defined herein) and Additional Data Sources (as defined herein) as indicated below and the Servicer adjusted the information on these electronic data files to correct for differences we noted in performing the procedures described below, subject to any qualifications and exceptions stated in the Assumptions on Exhibit 2 to Attachment A. The electronic data files, as so adjusted, are herein referred to as the “Pricing Date Data Files.”
2. For each Collateral Obligation listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter A, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 2 to Attachment A and the following data sources (each, a “Data Source”), as applicable: (a) Data Vendor, (b) Credit Agreements, (c) Moody’s, (d) Rate Set Notice or (e) Third Party Screenshot. Where more than one Data Source is listed for a Characteristic, the Servicer, on behalf of the Issuer, instructed us to note agreement if the value on the Pricing Date Data Files for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.
Characteristics
Data Sources
Issuer Name
Data Vendor, Credit Agreements,
(labeled as “Issuer Name”)
     Moody’s, Third Party Screenshot
Coupon/Spread
Data Vendor, Credit Agreements, Rate
(labeled as “Spread (Floating)”)
     Set Notices, Third Party Screenshot
Stated Maturity
Data Vendor, Credit Agreements, Third
(labeled as “Maturity”)
     Party Screenshot
All Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation, punctuation or differences that are within +/- 30 days or less.

3. For each Collateral Obligation listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Derived Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter B, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using the Draft Indenture, certain Assumptions on Exhibit 2 to Attachment A, information on the Pricing Date Data Files and the following data sources (each, an “Additional Data Source”), as applicable: (a) Data Vendor, (b) Moody’s, (c) S&P, (d) Fitch and (e) Morningstar. Where more than one Additional Data Source is listed for a Derived Characteristic, the Servicer, on behalf of the Issuer, instructed us to note agreement if the value on the Pricing Date Data Files for the Derived Characteristic agreed with the corresponding information on at least one of the Additional Data Sources that are listed for such Derived Characteristic. We performed no procedures to reconcile any differences that may exist between various Additional Data Sources for any of the Derived Characteristics.
Derived Characteristics
Additional Data Sources
Moody’s Default Probability Rating
Data Vendor, Moody’s
(labeled as “Moody’s DPR”)
S&P Rating
Data Vendor, S&P
(labeled as “S&P Rating”)
Fitch Rating
Data Vendor, Moody’s, S&P, Fitch
(labeled as “Fitch IDR”)
Morningstar Rating
Data Vendor, Morningstar, Moody’s,
(labeled as “Morningstar Rating”)
S&P, Fitch
All Derived Characteristics were in agreement.
We performed no other procedures on any other information on Exhibit 1 to Attachment A or the Pricing Date Data Files.

Exhibit 1 to Attachment A
Certain information from the Pricing Date Data Files
(refer to Items 1., 2. and 3.)

Issuer Name
Facility Type Maturity Fix/Float Index Spread (Floating)
One Sky Flight, LLC Term Loan First 12/23/2022 Float LIBOR 7.50%
A Stucki Investments Holdings LLC Term Loan B First 9/18/2021 Float LIBOR 6.50%
Avago Technologies Term Loan B-1 First 2/1/2023 Float LIBOR 3.50%
Diamond Resorts Incr Term Loan First 5/9/2021 Float LIBOR 4.50%
Henry Company, LLC Term Loan 2nd Lien Second 12/27/2020 Float LIBOR 9.00%
KAR Auction Term Loan B-3 First 3/9/2023 Float LIBOR 3.50%
Epicor Software Corporation 2nd Lien Term Loan Second 6/21/2023 Float LIBOR 8.25%
Associations Inc Secured Term Loan First 12/23/2019 Float LIBOR 5.50%
Mills Fleet Farm Group LLC TL Term Loan First 2/25/2022 Float LIBOR 5.50%
Epicor Software Corporation TL B 1st Lien First 6/1/2022 Float LIBOR 3.75%
Charter Nex TL 2nd Lien Second 2/6/2023 Float LIBOR 8.25%
Blue Coat Systems TL B 1st Lien First 5/20/2022 Float LIBOR 3.50%
Russell Investment TL Term Loan First 5/10/2023 Float LIBOR 5.75%
Cayan Second-Lien Second 3/24/2022 Float LIBOR 8.50%
World 50 First-Lien TL First 12/11/2020 Float LIBOR 6.50%
Air NewCo 2nd Lien TL Second 1/31/2023 Float LIBOR 9.50%
Solera Holdings TL B 1st Lien First 3/3/2023 Float LIBOR 4.75%
Wedgewood TL 1st Lien First 6/6/2021 Float LIBOR 7.00%
Idaho Pacific US Holding, LLC TL 1st Lien First 6/30/2021 Float LIBOR 7.00%
Idaho Pacific US Holding, LLC TL 1st Lien DD First 6/30/2021 Float LIBOR 0.50%

Issuer Name Facility Morningstar Rating Moody’s DPR S&P Rating Fitch IDR
One Sky Flight, LLC Term Loan CCC NR NR NR
A Stucki Investments Holdings LLC Term Loan B CCC NR NR NR
Avago Technologies Term Loan B-1 BB+ Ba1 BB+ BBB-
Diamond Resorts Incr Term Loan B+ B1 B+ B+
Henry Company, LLC Term Loan 2nd Lien B- B3 B B-
KAR Auction Term Loan B-3 B+ B1 BB- B+
Epicor Software Corporation 2nd Lien Term Loan B- B3 B B-
Associations Inc Secured Term Loan B- NR NR NR
Mills Fleet Farm Group LLC TL Term Loan B- NR NR NR
Epicor Software Corporation TL B 1st Lien B- B3 B B-
Charter Nex TL 2nd Lien B- B3 B B-
Blue Coat Systems TL B 1st Lien B- B3 B- B-
Russell Investment TL Term Loan BB Ba2 BB BB
Cayan Second-Lien B- NR NR NR
World 50 First-Lien TL B- NR NR NR
Air NewCo 2nd Lien TL B- B3 B B-
Solera Holdings TL B 1st Lien B B2 B B
Wedgewood TL 1st Lien B- NR NR NR
Idaho Pacific US Holding, LLC TL 1st Lien B- NR NR NR
Idaho Pacific US Holding, LLC TL 1st Lien DD B- NR NR NR

Exhibit 2 to Attachment A
Assumptions
(refer to Items 1., 2. and 3.)
1. SBLIC, on behalf of the Issuer, indicated that for the purpose of deriving the “Moody’s Default Probability Rating” Derived Characteristic, notwithstanding the language in clause (vii) of such definition in the Draft Indenture, if a Moody’s Default Probability Rating cannot be determined under clauses (i) through (vi) therein, then such Collateral Obligation will be deemed to not have a “Moody’s Default Probability Rating.” We performed no procedures to verify the accuracy of this information.
2. SBLIC, on behalf of the Issuer, indicated that for the purpose of deriving the “S&P Rating” Derived Characteristic, that “NR” as shown on Exhibit 1 to Attachment A represents such rating was not available on the corresponding Additional Data Sources. We performed no procedures to verify the accuracy of this information.
3. SBLIC, on behalf of the Issuer, indicated that the Collateral Obligation identified as “Associations Inc – Secured Term Loan” is a First-Out Obligation.
4. SBLIC, on behalf of the Issuer, indicated that the following Collateral Obligations, as identified on the Pricing Date Data Files, have the corresponding rating for the “Morningstar Rating” Derived Characteristic:
Collateral Obligation
Morningstar Rating
One Sky Flight, LLC
CCC
A Stucki Invesments Holdings LLC
CCC
Associations, Inc
B-
5. SBLIC, on behalf of the Issuer, indicated that the following Collateral Obligation, as identified on the Pricing Date Data Files, has the corresponding value for the “Coupon/Spread” Characteristic:
Collateral Obligation
Coupon/Spread
Idaho Pacific US Holdings, LLC
7.00%